Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events

33.   SUBSEQUENT EVENTS

On January 28, 2022, the Company received a notice (the “Notice”) from the Secretaría de Medio Ambiente y Recursos Naturales (“SEMARNAT”) which advised that SEMARNAT has made a typographical error in the extension to the term of the environmental impact authorization (“EIA”) for the San Jose Mine, located in Oaxaca, Mexico.

On December 17, 2021, SEMARNAT granted the Company a 12 year extension to the EIA for the San Jose Mine which expires in October 2033. However, the Notice states that SEMARNAT has made a typographical error in the EIA Extension and that the correct term is two years. The Company is of the view that the Notice was issued by the local office of SEMARNAT in error.

Fortuna’s Mexican subsidiary, Cuzcatlan is working with authorities to resolve this matter.  In addition, Minera Cuzcatlan has initiated legal proceedings to challenge and revoke said typographical error and to reconfirm the 12 year extension period granted by SEMARNAT in December 2021.